Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	IFS
Entity Registrant Name	Intercorp Financial Services Inc.
Entity Central Index Key	0001615903
Current Fiscal Year End Date	--12-31
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	115,422,881
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, Address Line One	Torre Interbank, Av. Carlos Villarán 140
Entity Address, Address Line Two	La Victoria
Entity Address, City or Town	Lima
Entity Address, Country	PE
ICFR Auditor Attestation Flag	true